STANDISH, AYER & WOOD INVESTMENT TRUST
               STANDISH MASSACHUSETTS INTERMEDIATE TAX EXEMPT BOND
                       STANDISH TAX-SENSITIVE EQUITY FUND
                  STANDISH SMALL CAP TAX-SENSITIVE EQUITY FUND
                       STANDISH TAX-SENSITIVE EQUITY FUND

                          Financial Statements for the
                         Six Months Ended March 31, 1999
                                   (Unaudited)

                     STANDISH, AYER & WOOD INVESTMENT TRUST

                              Financial Statements
                                Table of Contents

                                                                         Page

            Selected Financial Information.................................3

            Statements of Assets and Liabilities...........................4

            Statements of Operations.......................................5

            Statements of Changes in Net Assets:
                Standish Massachusetts Intermediate Tax Exempt Bond Fund...6
                Standish Intermediate Tax Exempt Bond Fund.................7
                Standish Small Cap Tax-Sensitive Equity Fund...............8
                Standish Tax-Sensitive Equity Fund.........................9

            Financial Highlights:
                Standish Massachusetts Intermediate Tax Exempt Bond Fund..10
                Standish Intermediate Tax Exempt Bond Fund................11
                Standish Small Cap Tax-Sensitive Equity Fund..............12
                Standish Tax-Sensitive Equity Fund........................13

            Schedule of Investments:
                Standish Massachusetts Intermediate Tax Exempt Bond Fund..14
                Standish Intermediate Tax Exempt Bond Fund................18
                Standish Small Cap Tax-Sensitive Equity Fund..............23
                Standish Tax-Sensitive Equity Fund........................27

            Notes to Financial Statements.................................30

                     Standish, Ayer & Wood Investment Trust

                         Selected Financial Information
                            For the Six Months Ended
                           March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                             Standish
                                                          Massachusetts     Standish      Standish
                                                           Intermediate   Intermediate    Small Cap       Standish
                                                            Tax Exempt     Tax Exempt   Tax-Sensitive   Tax-Sensitive
                                                            Bond Fund      Bond Fund     Equity Fund     Equity Fund
                                                          --------------  ------------  -------------   -------------

Net Asset Value - Beginning of Period                          $  21.78       $ 22.30       $  25.89       $  32.50

Income from investment operations
   Net investment income *                                         0.45          0.47          (0.08)          0.10
   Net realized and unrealized gain (loss)                        (0.19)        (0.24)         11.30           4.95
                                                               ---------      --------      ---------      ---------
   Total from investment operations                                0.26          0.23          11.22           5.05
                                                               ---------      --------      ---------      ---------

Less distributions declared to shareholders
   From net investment income                                     (0.45)        (0.47)            --          (0.11)
   From net realized gains                                           --         (0.20)            --             --
                                                               ---------      --------      ---------      ---------
Net Asset Value - End of Period                                $  21.59       $ 21.86       $  37.11       $  37.44
                                                               =========      ========      =========      =========

Total Return                                                       1.21%         1.02%         43.20%         15.53%

Ratios to average net assets
   Expenses *                                                      0.65%+        0.63%+         0.79%+         0.50%+
   Net investment income *                                         4.19%+        4.22%+        (0.53)%+        0.61%+
Net Assets, End of Period (000's omitted)                      $ 60,660       $88,070       $119,125       $ 40,716

Portfolio turnover                                                    0%**          7%            81%            26%

-----------------------

* The investment adviser voluntarily did not impose a portion of its fee and/or reimbursed the Funds for a portion of their operating expenses. Please refer to the Financial Highlights for additional disclosure regarding these ratios.

** Amount is less than 1%.

+  Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust

                      Statements of Assets and Liabilities
                           March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                  Massachusetts
                                                  Intermediate       Intermediate       Small Cap           Tax-
                                                   Tax Exempt         Tax Exempt      Tax-Sensitive       Sensitive
                                                    Bond Fund         Bond Fund        Equity Fund       Equity Fund
                                                  --------------     ------------     -------------     -------------

Assets
   Investments at value (Note 1A)*                $ 58,015,133      $ 87,485,950     $  119,269,655     $ 40,696,024
   Receivable for investments sold                          --           260,083          2,732,398               --
   Receivable for Fund shares sold                   2,000,000           300,000                 --            5,000
   Interest and dividends receivable                   878,446         1,336,250             11,815           39,548
   Receivable for variation margin on open
      financial futures contracts                           --                --             17,850               --
   Receivable for foreign dividend tax
      reclaims                                              --                --                 --              332
   Deferred organization costs (Note 1E)                    --                --              6,643            6,652
   Prepaid expenses                                        418               424                346              275
                                                  -------------     -------------    ---------------    -------------
       Total assets                                 60,893,997        89,382,707        122,038,707       40,747,831

Liabilities
   Payable for investments purchased                    70,487         1,049,120          2,888,056               --
   Payable for Fund shares redeemed                      8,900                --                 --           12,574
   Distribution payable                                113,215           165,981                 --               --
   Due to custodian                                     10,748            68,744                 --               --
   Accrued trustees' fees and expenses (Note 3)          1,929             1,967              1,932            1,270
   Accrued accounting, custody and
       transfer agent fees                              12,905            14,738             12,997            9,089
   Accrued expenses and other liabilities               15,965            12,359             10,931            8,988
                                                  -------------     -------------    ---------------    -------------
       Total liabilities                               234,149         1,312,909          2,913,916           31,921
                                                  -------------     -------------    ---------------    -------------
Net Assets                                        $ 60,659,848      $ 88,069,798     $  119,124,791     $ 40,715,910
                                                  =============     =============    ===============    =============
Net Assets consist of:
   Paid-in capital                                $ 59,241,539      $ 86,103,270     $   88,175,700     $ 37,192,480
   Accumulated undistributed net investment
      income (loss)                                      1,180             5,264           (242,274)          62,272
   Accumulated net realized gain (loss)               (117,439)          216,934          7,244,216       (1,632,117)
   Net unrealized appreciation                       1,534,568         1,744,330         23,947,149        5,093,275
                                                  -------------     -------------    ---------------    -------------
Total Net Assets                                  $ 60,659,848      $ 88,069,798     $  119,124,791     $ 40,715,910
                                                  =============     =============    ===============    =============

Shares of beneficial interest outstanding            2,809,343         4,029,180          3,209,699        1,087,383
                                                  =============     =============    ===============    =============

Net Asset Value, offering price and
redemption price per share
   (Net Assets/Shares outstanding)                $      21.59      $      21.86     $        37.11     $      37.44
                                                  =============     =============    ===============    =============

* Identified cost of investments                  $ 56,480,565      $ 85,741,620     $   95,381,416     $ 35,602,749
                                                  =============     =============    ===============    =============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust

                            Statements of Operations
                   Six Months Ended March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                      Massachusetts
                                                       Intermediate     Intermediate     Small Cap
                                                        Tax Exempt       Tax Exempt    Tax-Sensitive   Tax-Sensitive
                                                        Bond Fund        Bond Fund      Equity Fund     Equity Fund
                                                     --------------- ---------------  ---------------  -------------

Investment Income
   Interest income                                      $1,358,411      $1,987,196      $     56,829     $    17,810
   Dividend income                                              --              --            63,427         190,153
                                                        -----------     -----------     -------------    ------------

       Total investment income                           1,358,411       1,987,196           120,256         207,963

Expenses
   Investment advisory fee (Note 3)                        112,306         163,808           274,250          93,607
   Accounting, custody and transfer agent fees              49,994          58,056            59,685          35,033
   Audit services                                           10,371          14,978            12,870          12,005
   Trustees' fees and expenses (Note 3)                      3,716           3,980             4,711           2,344
   Insurance expense                                         2,643           3,092             2,593           1,695
   Legal fees                                                2,397           2,243             2,003             127
   Registration fees                                         2,341           8,972            12,029           6,701
   Administration fees                                       1,730           2,506             2,700           1,120
   Amortization of organization expenses (Note 1E)              --              --             1,882           1,882
   Miscellaneous                                             1,081           1,564             3,411           3,449
                                                        -----------     -----------     -------------    ------------
       Total expenses                                      186,579         259,199           376,134         157,963

Deduct --
   Waiver of investment advisory fee (Note 3)               (4,082)             --           (13,604)        (64,354)
                                                        -----------     -----------     -------------    ------------

       Net expenses                                        182,497         259,199           362,530          93,609
                                                        -----------     -----------     -------------    ------------

          Net investment income (loss)                   1,175,914       1,727,997          (242,274)        114,354
                                                        -----------     -----------     -------------    ------------

Realized and Unrealized Gain (Loss) on Investments
   Net realized gain (loss)
       Investment security transactions                    159,048         486,627         8,797,879        (784,184)
       Financial futures contracts                              --              --          (102,176)             --
                                                        -----------     -----------     -------------    ------------
          Net realized gain (loss)                         159,048         486,627         8,695,703        (784,184)

   Change in unrealized appreciation (depreciation)
       Investment securities                              (671,014)     (1,389,314)       24,604,886       5,148,200
       Financial futures contracts                              --              --            58,910              --
                                                        -----------     -----------     -------------    ------------
          Net change in unrealized appreciation
          (depreciation)                                  (671,014)     (1,389,314)       24,663,796       5,148,200
                                                        -----------     -----------     -------------    ------------
       Net realized and unrealized gain (loss)            (511,966)       (902,687)       33,359,499       4,364,016
                                                        -----------     -----------     -------------    ------------
Net Increase in Net Assets from Operations              $  663,948      $  825,310      $ 33,117,225     $ 4,478,370
                                                        ===========     ===========     =============    ============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
            Standish Massachusetts Intermediate Tax Exempt Bond Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                Six Months Ended
                                                                                 March 31, 1999                  Year Ended
                                                                                   (Unaudited)               September 30, 1998
                                                                            --------------------------     ------------------------
Increase (decrease) in Net Assets
From Investment Operations
    Net investment income                                                        $   1,175,914                 $   1,972,853
    Net realized gain                                                                  159,048                       138,343
    Change in net unrealized appreciation (depreciation)                              (671,014)                    1,169,361
                                                                                 --------------                --------------
       Net increase in Net Assets from Investment Operations                           663,948                     3,280,557
                                                                                 --------------                --------------

Distributions to Shareholders
    From net investment income                                                      (1,175,914)                   (1,972,853)
                                                                                 --------------                --------------
       Total distributions to shareholders                                          (1,175,914)                   (1,972,853)
                                                                                 --------------                --------------


Fund Share (principal) Transactions (Note 5)
    Net proceeds from sale of shares                                                 9,872,450                    18,573,069
    Value of shares issued to shareholders in payment of
       distributions declared                                                          501,884                       831,218
    Cost of shares redeemed                                                         (2,802,576)                   (5,512,563)
                                                                                 --------------                --------------
       Increase in Net Assets from Fund share transactions                           7,571,758                    13,891,724
                                                                                 --------------                --------------

Total Increase in Net Assets                                                         7,059,792                    15,199,428

Net Assets
    At beginning of period                                                          53,600,056                    38,400,628
                                                                                 --------------                --------------

    At end of period (including accumulated undistributed net
       investment income of $1,180 and $1,180, respectively)                     $  60,659,848                 $  53,600,056
                                                                                 ==============                ==============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                   Standish Intermediate Tax Exempt Bond Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                               Six Months Ended
                                                                                March 31, 1999                  Year Ended
                                                                                  (Unaudited)               September 30, 1998
                                                                            ------------------------      ----------------------
Increase (decrease) in Net Assets
From Investment Operations
    Net investment income                                                       $    1,727,997                $    2,894,070
    Net realized gain                                                                  486,627                       589,639
    Change in net unrealized appreciation (depreciation)                            (1,389,314)                    1,186,782
                                                                                ---------------               ---------------

       Net increase in Net Assets from Investment Operations                           825,310                     4,670,491
                                                                                ---------------               ---------------

Distributions to Shareholders
    From net investment income                                                      (1,730,999)                   (2,894,070)
    From net realized gain                                                            (723,687)                     (151,703)
                                                                                ---------------               ---------------
       Total distributions to shareholders                                          (2,454,686)                   (3,045,773)
                                                                                ---------------               ---------------

Fund Share (principal) Transactions (Note 5)
    Net proceeds from sale of shares                                                21,196,431                    40,952,159
    Value of shares issued to shareholders in payment of
       distributions declared                                                        1,466,721                     1,514,041
    Cost of shares redeemed                                                        (11,543,154)                  (18,235,034)
                                                                                ---------------               ---------------
       Increase in Net Assets from Fund share transactions                          11,119,998                    24,231,166
                                                                                ---------------               ---------------

Total Increase in Net Assets                                                         9,490,622                    25,855,884

Net Assets
    At beginning of period                                                          78,579,176                    52,723,292
                                                                                ---------------               ---------------

    At end of period (including accumulated undistributed net
       investment income of $5,264 and $8,266, respectively)                    $   88,069,798                $   78,579,176
                                                                                ===============               ===============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                  Standish Small Cap Tax-Sensitive Equity Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                Six Months Ended
                                                                                 March 31, 1999                  Year Ended
                                                                                   (Unaudited)               September 30, 1998
                                                                            --------------------------     ------------------------
Increase (decrease) in Net Assets
From Investment Operations
    Net investment loss                                                         $      (242,274)               $     (246,456)
    Net realized gain (loss)                                                          8,695,703                    (1,446,306)
    Change in unrealized appreciation (depreciation)                                 24,663,796                    (9,201,341)
                                                                                ----------------               ---------------
       Net increase (decrease) in Net Assets from Investment
       Operations                                                                    33,117,225                   (10,894,103)
                                                                                ----------------               ---------------

Distributions to Shareholders
    From net investment income                                                               --                        (7,582)
    From net realized gains on investments                                                   --                      (170,781)
                                                                                ----------------               ---------------
       Total distributions to shareholders                                                   --                      (178,363)
                                                                                ----------------               ---------------

Fund Share (principal) Transactions (Note 5)
    Net proceeds from sale of shares                                                 24,413,608                    54,482,660
    Value of shares issued to shareholders in payment of
       distributions declared                                                                --                       164,809
    Cost of shares redeemed                                                          (4,864,324)                   (9,877,238)
                                                                                ----------------               ---------------
       Increase in Net Assets from Fund share transactions                           19,549,284                    44,770,231
                                                                                ----------------               ---------------

Total Increase in Net Assets                                                         52,666,509                    33,697,765

Net Assets
    At beginning of period                                                           66,458,282                    32,760,517
                                                                                ----------------               ---------------

    At end of period (including accumulated undistributed net
       investment income (loss) of ($242,274) and $0,
       respectively)                                                            $   119,124,791                $   66,458,282
                                                                                ================               ===============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish Tax-Sensitive Equity Fund

                       Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                Six Months Ended
                                                                                 March 31, 1999                  Year Ended
                                                                                   (Unaudited)               September 30, 1998
                                                                            --------------------------     ------------------------
Increase (decrease) in Net Assets
From Investment Operations
    Net investment income                                                         $     114,354                 $     199,875
    Net realized loss                                                                  (784,184)                     (726,922)
    Change in unrealized appreciation (depreciation)                                  5,148,200                    (3,234,659)
                                                                                  --------------                --------------
       Increase (decrease) in Net Assets from Investment
       Operations                                                                     4,478,370                    (3,761,706)
                                                                                  --------------                --------------

Distributions to Shareholders
    From net investment income                                                         (115,061)                     (161,305)
                                                                                  --------------                --------------
       Total distributions to shareholders                                             (115,061)                     (161,305)
                                                                                  --------------                --------------

Fund Share (principal) Transactions (Note 5)
    Net proceeds from sale of shares                                                 11,948,011                    26,303,287
    Value of shares issued to shareholders in payment of
       distributions declared                                                            96,993                       139,790
    Cost of shares redeemed                                                          (7,351,009)                   (3,680,400)
                                                                                  --------------                --------------
       Increase in Net Assets from Fund share transactions                            4,693,995                    22,762,677
                                                                                  --------------                --------------

Total Increase in Net Assets                                                          9,057,304                    18,839,666

Net Assets
    At beginning of period                                                           31,658,606                    12,818,940
                                                                                  --------------                --------------

    At end of period (including accumulated undistributed net
       investment income of $62,272 and $62,979, respectively)                    $  40,715,910                 $  31,658,606
                                                                                  ==============                ==============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
            Standish Massachusetts Intermediate Tax Exempt Bond Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                         Six Months
                                           Ended
                                          March 31,         Year Ended September 30,                Year Ended December 31,
                                            1999      ------------------------------------  --------------------------------------
                                        (Unaudited)     1998         1997         1996 (1)      1995          1994         1993
                                       -------------  ----------- -----------   ----------  ------------  -----------   ----------

Net Asset Value, Beginning of Period     $   21.78    $   21.18    $   20.63    $   21.02    $   19.55    $    21.31    $   20.32
                                         ----------   ----------   ----------   ----------   ----------   -----------   ----------

Investment Operations
    Net investment income **                  0.45         0.94         0.97         0.74         0.94          0.94         0.92
    Net realized and unrealized gain
       (loss) on investments                 (0.19)        0.60         0.55        (0.39)        1.47         (1.75)        1.13
                                         ----------   ----------   ----------   ----------   ----------   -----------   ----------
Total from investment operations              0.26         1.54         1.52         0.35         2.41         (0.81)        2.05
                                         ----------   ----------   ----------   ----------   ----------   -----------   ----------

Less distributions to shareholders
    From net investment income               (0.45)       (0.94)       (0.97)       (0.74)       (0.94)        (0.94)       (0.92)
    From net realized gains on
       investments                              --           --           --           --           --         (0.01)       (0.14)
                                         ----------   ----------   ----------   ----------   ----------   -----------   ----------
Total distributions to shareholders          (0.45)       (0.94)       (0.97)       (0.74)       (0.94)        (0.95)       (1.06)
                                         ----------   ----------   ----------   ----------   ----------   -----------   ----------
Net Asset Value, End of Period           $   21.59    $   21.78    $   21.18    $   20.63    $   21.02    $    19.55    $   21.31
                                         ==========   ==========   ==========   ==========   ==========   ===========   ==========

Total Return                                  1.21%        7.45%        7.55%        1.70%       12.64%        (3.84)%      10.24%

Ratios/Supplemental Data
    Expenses (to average daily net
       assets) **                             0.65%+       0.65%        0.65%        0.65%+       0.65%         0.65%        0.65%
    Net investment income (to average
       daily net assets) **                   4.19%+       4.40%        4.67%        4.78%+       4.71%         4.67%        4.35%

    Portfolio Turnover                           0%*         19%          25%          35%          77%          84%          94%


    Net Assets, End of Period (000's
       omitted)                          $  60,660    $  53,600    $  38,401    $  32,136    $  32,565    $   27,776    $  29,627

-------------------------------------------

** For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. In the absence of this agreement, the net investment income per share and the ratios would have been:

    Net investment income per share      $    0.45    $    0.92    $    0.95    $    0.72    $    0.95    $     0.91    $    0.86
    Ratios (to average net assets):
       Expenses                               0.67%+       0.77%        0.75%        0.73%+       0.72%         0.78%        0.95%
       Net investment income                  4.17%+       4.28%        4.57%        4.70%+       4.64%         4.54%        4.05%

(1) For the nine months ended September 30, 1996.

+   Computed on an annualized basis.

*   Amount is less than 1%.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                   Standish Intermediate Tax Exempt Bond Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                          Six Months
                                             Ended
                                           March 31,         Year Ended September 30,                 Year Ended December 31,
                                             1999        -----------------------------------    -----------------------------------
                                          (Unaudited)      1998         1997         1996 (1)     1995         1994         1993
                                         --------------  ----------   ----------   ---------    ----------   ----------   ---------

Net Asset Value, Beginning of Period        $   22.30    $   21.78    $   21.12    $   21.40    $   19.91    $    21.44   $   20.42
                                            ----------   ----------   ----------   ----------   ----------   -----------  ----------

Investment Operations
    Net investment income *                      0.47         0.96         1.01         0.79         0.98          0.95        0.93
    Net realized and unrealized gain
       (loss) on investments                    (0.24)        0.58         0.74        (0.28)        1.49         (1.51)       1.24
                                            ----------   ----------   ----------   ----------   ----------   -----------  ----------
Total from investment operations                 0.23         1.54         1.75         0.51         2.47         (0.56)       2.17
                                            ----------   ----------   ----------   ----------   ----------   -----------  ----------

Less distributions to shareholders
    From net investment income                  (0.47)       (0.96)       (1.01)       (0.79)       (0.98)        (0.95)      (0.93)
    From net realized gains on
       investments                              (0.20)       (0.06)       (0.08)          --           --         (0.02)      (0.22)
                                            ----------   ----------   ----------   ----------   ----------   -----------  ----------
Total distributions to shareholders             (0.67)       (1.02)       (1.09)       (0.79)       (0.98)        (0.97)      (1.15)
                                            ----------   ----------   ----------   ----------   ----------   -----------  ----------
Net Asset Value, End of Period              $   21.86    $   22.30    $   21.78    $   21.12    $   21.40    $    19.91   $   21.44
                                            ==========   ==========   ==========   ==========   ==========   ===========  ==========

Total Return                                     1.02%        7.24%        8.27%        2.43%       12.65%        (2.68)%     10.78%

Ratios/Supplemental Data
    Expenses (to average daily net
       assets)*                                  0.63%+       0.65%        0.65%        0.65%+       0.65%         0.65%       0.65%
    Net investment income (to average
       daily net assets)*                        4.22%+       4.37%        4.74%        4.99%+       4.75%         4.62%       4.36%

    Portfolio Turnover                              7%          29%          23%          43%         140%          157%        126%

    Net Assets, End of Period (000's
       omitted)                             $  88,070    $  78,579    $  52,723    $  34,843    $  32,865    $   20,514   $  17,132

-------------------------------------------

* For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. In the absence of this agreement, the net investment income per share and the ratios would have been:

    Net investment income per share                --    $    0.95    $    0.99    $    0.76    $    0.95    $     0.90   $    0.85
    Ratios (to average net assets):
       Expenses                                    --         0.69%        0.74%        0.82%+       0.79%         0.89%       1.15%
       Net investment income                       --         4.33%        4.65%        4.82%+       4.61%         4.38%       3.86%

(1) For the nine months ended September 30, 1996.

+   Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                  Standish Small Cap Tax-Sensitive Equity Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                             Six Months
                                                                Ended
                                                              March 31,                     Year Ended September 30,
                                                                1999            --------------------------------------------------
                                                              (Unaudited)          1998 (1)             1997            1996 (2)
                                                          -------------------   ---------------    ---------------    ------------

Net Asset Value, Beginning of Period                         $    25.89           $  32.61           $   23.57          $  20.00
                                                             -----------          ---------          ----------         ---------

Investment Operations
    Net investment income (loss) *                                (0.08)             (0.15)               0.02              0.04
    Net realized and unrealized gain (loss) on
       investments                                                11.30              (6.42)               9.05              3.55
                                                             -----------          ---------          ----------         ---------
Total from investment operations                                  11.22              (6.57)               9.07              3.59
                                                             -----------          ---------          ----------         ---------

Less distributions to shareholders
    From net investment income                                       --              (0.01)              (0.03)            (0.02)
    From net realized gains on investments                           --              (0.14)                 --                --
                                                             -----------          ---------          ----------         ---------
Total distributions to shareholders                                  --              (0.15)              (0.03)            (0.02)
                                                             -----------          ---------          ----------         ---------
Net Asset Value, End of Period                               $    37.11           $  25.89           $   32.61          $  23.57
                                                             ===========          =========          ==========         =========

Total Return                                                      43.20%            (20.16)%             38.50%            17.95%

Ratios/Supplemental Data
    Expenses (to average daily net assets)*                        0.79%+             0.75%               0.21%            0.00%+

    Net investment income (loss) (to average daily
       net assets) *                                              (0.53)%+           (0.51)%              0.08%             0.41%+

    Portfolio Turnover                                               81%               102%                102%               57%

    Net Assets, End of Period (000's omitted)                $  119,125           $ 66,458           $  32,761          $  6,896

-----------------------------------------------------

* For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. In the absence of this agreement, the net investment income per share and the ratios would have been:

    Net investment loss per share                            $    (0.08)          $  (0.22)          $   (0.16)         $  (0.28)
    Ratios (to average daily net assets):
       Expenses                                                    0.82%+             0.97%               1.24%             3.45%+
       Net investment loss                                        (0.56)%+           (0.73)%             (0.95)%           (3.04)%+

(1) Calculated based on average shares outstanding.

(2) For the period January 2, 1996, commencement of operations, to September 30, 1996.

+   Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish Tax-Sensitive Equity Fund

                              Financial Highlights
--------------------------------------------------------------------------------

                                                               Six Months
                                                                 Ended
                                                                March 31,                       Year Ended September 30,
                                                                  1999             -----------------------------------------------
                                                               (Unaudited)            1998 (1)            1997 (1)        1996 (2)
                                                           -------------------     ----------------    ---------------   ---------

Net Asset Value, Beginning of Period                             $   32.50          $   35.24           $  23.60          $ 20.00
                                                                 ----------         ----------          ---------         --------

Investment Operations
    Net investment income *                                           0.10               0.29               0.39             0.28
    Net realized and unrealized gain (loss) on
       investments                                                    4.95              (2.77)             11.58             3.50
                                                                 ----------         ----------          ---------         --------
Total from investment operations                                      5.05              (2.48)             11.97             3.78
                                                                 ----------         ----------          ---------         --------

Less distributions to shareholders
    From net investment income                                       (0.11)             (0.26)             (0.33)           (0.18)
                                                                 ----------         ----------          ---------         --------
Total distributions to shareholders                                  (0.11)             (0.26)             (0.33)           (0.18)
                                                                 ----------         ----------          ---------         --------
Net Asset Value, End of Period                                   $   37.44          $   32.50           $  35.24          $ 23.60
                                                                 ==========         ==========          =========         ========

Total Return                                                         15.53%             (7.13)%            51.19%           18.97%

Ratios/Supplemental Data
    Expenses (to average daily net assets)*                           0.50%+             0.50%              0.20%            0.00%+
    Net investment income (to average daily net
       assets)*                                                       0.61%+             0.78%              1.31%            2.27%+

    Portfolio Turnover                                                  26%                33%                25%              17%

    Net Assets, End of Period (000's omitted)                    $  40,716          $  31,659           $ 12,819          $ 2,843

-------------------------------------------------------

* For the periods indicated, the investment adviser voluntarily agreed not to impose a portion of its investment advisory fee and/or reimbursed the Fund for a portion of its operating expenses. In the absence of this agreement, the net investment income per share and the ratios would have been:

    Net investment income (loss) per share                        $   0.04           $   0.09           $  (0.07)        $  (0.36)
    Ratios (to average daily net assets):
       Expenses                                                       0.84%+             1.05%              1.73%            5.15%+
       Net investment income (loss)                                   0.27%+             0.23%             (0.22)%          (2.88)%+

(1) Calculated based on average shares outstanding.

(2) For the period January 2, 1996, commencement of operations, to September 30, 1996.

+   Computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
            Standish Massachusetts Intermediate Tax Exempt Bond Fund

              Schedule of Investments - March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                    Par              Value
Security                                                      Rate          Maturity               Value           (Note 1A)
---------------------------------------------------------------------------------------------------------------------------------

BONDS -- 95.3%

General Obligations -- 22.3%
Amesbury MA State Qualified                                     5.30%        06/01/2003         $    750,000    $      782,813
Brockton MA State Qualified                                     5.55%        12/15/2003              270,000           286,200
Brockton MA State Qualified                                     5.65%        12/15/2004              300,000           321,000
Brockton MA State Qualified                                     5.70%        06/15/2002              160,000           167,600
Brockton MA State Qualified                                     6.13%        06/15/2018              250,000           271,563
Commonwealth of Massachusetts                                   7.50%        06/01/2004              700,000           798,000
Commonwealth of Massachusetts                                   5.40%        11/01/2006              600,000           647,250
Commonwealth of Massachusetts                                   5.00%        11/01/2009            1,000,000         1,043,750
Lawrence MA State Qualified                                     5.00%        09/15/2002              250,000           260,000
Lawrence MA State Qualified                                     5.13%        09/15/2003            1,500,000         1,578,750
Mass St College Bldg Authority Project                          7.50%        05/01/2006              500,000           598,750
Mass St College Bldg Authority Project                          7.50%        05/01/2007              450,000           545,625
Mass State Conservation Loan                                    5.25%        08/01/2009            1,100,000         1,175,625
Massachusetts                                                   6.00%        11/01/2011              850,000           963,688
Massachusetts Bay Transportation Authority                      6.00%        03/01/2005              550,000           604,313
Massachusetts Bay Transportation Authority                      5.25%        03/01/2007              775,000           825,375
Massachusetts St Govt Ld Bk                                     5.25%        02/01/2007              900,000           958,500
Peabody MA                                                      5.00%        08/01/2008              500,000           529,375
University of Mass Building Authority State Guarantee           6.63%        05/01/2007            1,000,000         1,160,000

                                                                                                                ---------------
Total General Obligations (Cost $12,980,524)                                                                        13,518,177
                                                                                                                ---------------

Housing Revenue -- 9.7%
Mass HFA Residential Development FNMA                           6.25%        11/15/2012            1,000,000         1,076,250
Mass HFA Residential Development FNMA                           6.88%        11/15/2011            1,000,000         1,087,500
Mass HFA Residential Development FNMA                           6.88%        11/15/2011            1,000,000         1,087,500
Mass HFA SFM                                                    6.50%        12/01/2014               10,000            10,250
Massachusetts St Housing Finance Agency                         6.30%        10/01/2013              950,000         1,014,125
Massachusetts St Housing Finance Agency                         5.75%        12/01/2017               60,000            60,000
Massachusetts St Housing Finance Agency MFU FNMA                6.25%        11/15/2012            1,000,000         1,076,250
Virgin Islands HFA                                              4.00%        06/01/2000              500,000           503,125

                                                                                                                ---------------
Total Housing Revenue (Cost $5,809,637)                                                                              5,915,000
                                                                                                                ---------------

Industrial Development -- 1.5%
City of Boston Industrial Development Finance Authority         7.38%        05/15/2015              865,000           923,388

                                                                                                                ---------------
Total Industrial Development (Cost $928,920)                                                                           923,388
                                                                                                                ---------------

Insured Bonds -- 32.3%
Brockton MA MBIA                                                6.00%        04/01/2007            1,010,000         1,127,413
Chelsea MA School District AMBAC                                7.00%        06/15/2003              265,000           296,794
Chelsea MA School District AMBAC                                6.00%        06/15/2004              750,000           821,250
Holyoke MA FSA                                                  6.00%        06/15/2006              600,000           667,500
Holyoke MA FSA                                                  6.00%        06/15/2007              800,000           895,000
Holyoke MA FSA                                                  5.25%        08/01/2008              485,000           519,556
Mass HEFA Cath Health AMBAC                                     5.00%        11/15/2007              300,000           314,625
Mass HEFA Hallmark Health FSA                                   5.25%        07/01/2007            1,000,000         1,063,750

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
            Standish Massachusetts Intermediate Tax Exempt Bond Fund

              Schedule of Investments - March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                    Par              Value
Security                                                      Rate          Maturity               Value           (Note 1A)
---------------------------------------------------------------------------------------------------------------------------------

Insured Bonds (continued)
Mass HEFA Harvard Pilgrim FSA                                   5.25%        07/01/2006         $  1,100,000    $    1,170,125
Mass HEFA Mass Eye and Ear ACA                                  5.00%        07/01/2005              660,000           683,925
Mass HEFA NE Medical FGIC                                       6.00%        07/01/2003              500,000           540,000
Mass HEFA Northeastern University MBIA                          5.50%        10/01/2009              500,000           546,250
Mass HEFA Partners FSA                                          5.50%        07/01/2007              635,000           686,594
Mass IFA Suffolk University AMBAC                               5.50%        07/01/2008              500,000           544,375
Mass St Turnpike Authority AMBAC                                5.13%        01/01/2009              775,000           819,563
Massachusetts Bay Transportation Authority FSA                  5.25%        03/01/2012              500,000           538,750
Massachusetts IFA Tufts University MBIA                         5.50%        02/15/2005              935,000         1,003,956
Massachusetts Port Authority MBIA                               5.75%        07/01/2007              500,000           545,625
Nantucket MA MBIA                                               4.75%        07/01/2007              250,000           258,438
Nantucket MA MBIA                                               6.00%        07/15/2007              500,000           560,000
New Bedford MA AMBAC                                            6.00%        10/15/2005              575,000           638,250
Puerto Rico Commonwealth FSA                                    5.50%        07/01/2012            1,400,000         1,540,000
Puerto Rico Commonwealth Highway & Transportation
    Authority MBIA                                              5.50%        07/01/2013            1,140,000         1,252,575
Springfield MA AMBAC                                            6.25%        08/01/2006            1,000,000         1,130,000
Springfield MA FSA                                              5.65%        09/01/2007              700,000           767,375
Worcester Mass Municipal Purp Ln FSA                            5.25%        07/01/2007              610,000           651,175

                                                                                                                ---------------
Total Insured Bonds (Cost $19,084,574)                                                                              19,582,864
                                                                                                                ---------------

Lease Revenue -- 1.3%
Puerto Rico Housing Bank Appropriation                          5.13%        12/01/2005              750,000           784,688

                                                                                                                ---------------
Total Lease Revenue (Cost $742,636)                                                                                    784,688
                                                                                                                ---------------

LOC GIC -- 4.2%
Mass IFA Amesbury LOC: State Street                             5.35%        09/01/2005              365,000           372,300
Mass IFA Human Development LOC:  Shawmut                        6.25%        04/15/2009              720,000           738,000
Mass IFA Orchard Cove Project LOC:  Fleet National Bank         5.00%        05/01/2026              415,000           423,300
Northborough MA IFA LOC:  Bank of Boston                        5.75%        09/01/2002            1,015,000         1,021,750

                                                                                                                ---------------
Total LOC GIC (Cost $2,520,232)                                                                                      2,555,350
                                                                                                                ---------------

PreRefunded -- 0.7%
Mass Bay Transportation Authority                               7.00%        03/01/2022               65,000            70,281
Mass HEFA Melrose Wakefield Hospital                            6.35%        07/01/2006              310,000           349,138

                                                                                                                ---------------
Total PreRefunded (Cost $381,030)                                                                                      419,419
                                                                                                                ---------------

Revenue Bonds -- 19.5%
MA DFA Williston School                                         6.00%        10/01/2013              500,000           499,375
Mass Educational Loan Authority AMBAC                           5.25%        07/01/1999              350,000           351,313
Mass HEFA Cape Cod Healthcare                                   5.13%        11/15/2009              600,000           613,500
Mass HEFA Central New England Health Systems                    5.75%        08/01/2003              500,000           509,375
Mass HEFA Jordan Hospital                                       5.00%        10/01/2005              325,000           333,125
Mass HEFA Jordan Hospital                                       5.00%        10/01/2008              665,000           677,469
Mass HEFA Milford Hospital                                      5.25%        07/15/2007              600,000           616,500
Mass HEFA No. Adams Regional Hospital                           6.75%        07/01/2009              600,000           662,250
Mass HEFA Youville Hospital FHA Secured                         6.13%        02/15/2015              700,000           747,250

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
            Standish Massachusetts Intermediate Tax Exempt Bond Fund

              Schedule of Investments - March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                    Par              Value
Security                                                      Rate          Maturity               Value           (Note 1A)
---------------------------------------------------------------------------------------------------------------------------------

Revenue Bonds (continued)
Mass IFA Berkshire Retirement Development                       5.13%        07/01/2018         $    530,000    $      535,480
Mass IFA Brooks School                                          5.60%        07/01/2005              245,000           266,131
Mass IFA Brooks School                                          5.90%        07/01/2013              410,000           450,488
Mass IFA Clark University                                       6.45%        07/01/2001              300,000           316,500
Mass IFA Loomis Project                                         6.50%        07/01/2002              350,000           358,873
Mass IFA Resource Recovery                                      6.15%        07/01/2002            1,000,000         1,050,000
Mass IFA Resource Recovery Ogden                                4.80%        12/01/2004            1,000,000         1,010,000
Mass IFA Wentworth Institute                                    5.05%        10/01/2005              290,000           295,800
Mass IFA Wentworth Institute                                    5.10%        10/01/2006              305,000           311,481
Mass Water Resource Authority                                   7.25%        04/01/2001              200,000           211,212
Mass Water Resource Authority                                   5.25%        03/01/2013              500,000           510,625
Massachusetts Port Authority                                    5.75%        07/01/2012              700,000           777,875
Massachusetts State Water Resources Authority                   7.00%        04/01/1999               20,000            20,000
Massachusetts Water Pollution Trust                             5.25%        02/01/2008              650,000           697,125

                                                                                                                ---------------
Total Revenue Bonds (Cost $11,521,457)                                                                              11,821,747
                                                                                                                ---------------

Special Revenues -- 3.8%
Massachusetts Grant Anticipation Notes                          5.00%        12/15/2005              400,000           419,500
Massachusetts Grant Anticipation Notes                          5.00%        12/15/2008              750,000           791,250
Massachusetts St Special Obligation                             5.50%        06/01/2013            1,000,000         1,083,750

                                                                                                                ---------------
Total Special Revenues (Cost $2,311,555)                                                                             2,294,500
                                                                                                                ---------------

TOTAL BONDS (COST $56,280,565)                                                                                      57,815,133
                                                                                                                ---------------

SHORT-TERM INVESTMENTS -- 0.3%

Short Term Bonds -- 0.3%
Mass HEFA GS MBIA LOC Suisse                                    3.20%        07/01/2005+             200,000           200,000
                                                                                                                ---------------

Total Short Term Bonds (Cost $200,000)                                                                                 200,000
                                                                                                                ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $200,000)                                                                           200,000
                                                                                                                ---------------

TOTAL INVESTMENTS -- 95.6% (COST $56,480,565)                                                                   $   58,015,133

Other Assets, Less Liabilities -- 4.4%                                                                               2,644,715
                                                                                                                ---------------

NET ASSETS -- 100%                                                                                              $   60,659,848
                                                                                                                ===============

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
            Standish Massachusetts Intermediate Tax Exempt Bond Fund

              Schedule of Investments - March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Notes to the Schedule of Investments:

ACA - American Capital Access Corp.
AMBAC - American Municipal Bond Assurance Corp
DFA - Development Finance Agency
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority
FNMA - Federal National Mortgage Association
FSA - Financial Security Association
GIC - Guaranteed Investment Contract
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
IFA - Industrial Finance Authority
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association
MFU - Multi-Family Unit
SFM - Single Family Mortgage

+ Date shown reflects actual maturity date. Security puttable on a daily or weekly basis.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                   Standish Intermediate Tax Exempt Bond Fund

              Schedule of Investments - March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                    Par              Value
Security                                                      Rate          Maturity               Value           (Note 1A)
---------------------------------------------------------------------------------------------------------------------------------

BONDS -- 97.0%

General Obligations -- 20.3%
Alpine Utah School District                                     5.00%        03/15/2011        $     25,000    $         25,906
Alpine Utah School District                                     5.00%        03/15/2012           1,000,000           1,030,000
California NC 06/101                                            5.25%        06/01/2012             500,000             525,625
California State                                                6.60%        02/01/2009           1,000,000           1,182,500
California State                                                5.00%        12/01/2004           1,400,000           1,489,249
California State                                                5.00%        02/01/2005           1,000,000           1,058,750
Commonwealth of Massachusetts                                   7.50%        06/01/2004             500,000             570,000
Commonwealth of Massachusetts                                   6.00%        11/01/2008             500,000             566,250
Dallas TX                                                       5.00%        02/15/2006           1,000,000           1,052,500
Detroit MI                                                      6.00%        04/01/2000             315,000             322,475
District of Columbia                                            5.80%        06/01/2004             460,000             487,025
Florida Board of Education                                      6.00%        06/01/2008           1,000,000           1,132,500
Georgia                                                         6.25%        04/01/2006           1,500,000           1,694,999
Grand Central NY District Management                            5.00%        01/01/2006              25,000              26,063
Honolulu HI City & County                                       5.40%        09/27/2007             500,000             531,875
Hudson County NJ Import Authority                               7.60%        08/01/2025             885,000             946,950
King County WA 412 School District                              5.25%        12/01/2010           1,495,000           1,586,568
Klein TX Independent School District                            5.25%        08/01/2006           1,000,000           1,071,250
Lawrence MA State Qualified                                     5.38%        09/15/2005             500,000             532,500
Massachusetts                                                   6.00%        11/01/2011             750,000             850,313
New York                                                        5.00%        03/01/2005              15,000              15,731
Northeast TX Independent School District                        5.25%        10/01/2008           1,000,000           1,072,500
Tuloso-Midway TX Independent School District                    5.75%        08/15/2006              80,000              87,700

                                                                                                               -----------------
Total General Obligations (Cost $17,606,101)                                                                         17,859,229
                                                                                                               -----------------
Housing Revenue -- 10.1%
California Housing Authority                                    5.05%        02/01/2017             445,000             452,231
California Housing Authority MBIA                               5.65%        08/01/2025             290,000             295,438
Colorado HFA Multi Family Insured Mortgage                      7.90%        10/01/2000             225,000             235,406
Colorado Housing Finance Agency                                 7.45%        11/01/2027             400,000             441,500
Florida Housing Finance Agency                                  0.00%        07/15/2016             405,000              53,663
Hawaii Housing Finance and Development Corp                     7.00%        07/01/2031             550,000             582,313
Mass HFA Residential Development FNMA                           6.88%        11/15/2011             400,000             435,000
Michigan Housing Development Authority                          0.00%        04/01/2015             350,000              51,485
Michigan Housing Development Authority AMBAC                    6.40%        04/01/2005             250,000             269,688
New Hampshire Housing Finance Agency                            6.60%        01/01/2000             400,000             407,436
New Mexico Mortgage Finance Authority                           5.75%        07/01/2014             365,000             371,844
New Mexico Mortgage Finance Authority                           6.25%        07/01/2029           1,000,000           1,083,750
New York Mortgage Agency                                        5.75%        04/01/2004             650,000             689,000
North Carolina Housing Finance Agency                           7.60%        03/01/2021             760,000             801,800
Pennsylvania Housing Finance Agency                             5.35%        10/01/2008             355,000             365,650
Rhode Island Housing & Mortgage                                 4.95%        10/01/2016             385,000             390,294
Texas Dept Housing & Community                                  6.95%        07/01/2023             500,000             532,500
Virginia Housing Development Authority                          0.00%        11/01/2017             180,000              34,385
Virginia Housing Development Authority Commission               6.10%        07/01/2001           1,300,000           1,347,124
Washington Housing Finance Agency                               7.10%        07/01/2022              70,000              72,888
                                                                                                               -----------------
Total Housing Revenue (Cost $8,901,970)                                                                               8,913,395
                                                                                                               -----------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                   Standish Intermediate Tax Exempt Bond Fund

              Schedule of Investments - March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                    Par              Value
Security                                                      Rate          Maturity               Value           (Note 1A)
---------------------------------------------------------------------------------------------------------------------------------

Industrial Development -- 4.5%

Alaska Industrial Development and Export Authority              6.20%        04/01/2003        $    150,000    $        161,438
Alaska Industrial Development and Export Authority              5.50%        04/01/2001             500,000             516,875
Dayton OH Special Facilities Emery                              6.05%        10/01/2009             500,000             538,125
Dayton OH Special Facilities Emery                              6.05%        10/01/2009           1,000,000           1,076,250
Eddyville IA Pollution Control Revenue Cargill                  5.40%        10/01/2006             500,000             533,750
Hendersonville TN Kroger                                        5.95%        12/15/2008             420,000             445,200
Murray KY Industrial Development Kroger                         7.25%        09/01/2012             350,000             385,875
OH Development Commission ABS Industries                        5.45%        06/01/1999              35,000              35,084
Weld County CO Industrial Development Conagra                   6.75%        12/15/2001             275,000             291,500

                                                                                                               -----------------
Total Industrial Development (Cost $3,854,093)                                                                        3,984,097
                                                                                                               -----------------

Insured Bonds -- 30.4%
Chicago IL Board of Education AMBAC                             6.75%        12/01/2009             465,000             552,188
Chicago IL FGIC                                                 5.25%        01/01/2012           1,000,000           1,049,120
Cow Creek Band Umpqua OR AMBAC                                  4.25%        07/01/2003           1,000,000           1,017,500
Denver CO Airport MBIA                                          7.50%        11/15/2006             500,000             585,625
District of Columbia MBIA                                       5.75%        06/01/2010              25,000              27,500
District of Columbia MBIA                                       6.00%        06/01/2011           1,275,000           1,431,187
District of Columbia Medlantic Hospital MBIA                    7.00%        08/15/2005             500,000             550,625
Florida Gas Utilities FSA                                       5.00%        12/01/2008           1,000,000           1,061,250
Georgia Municipal Electric Authority Power FGIC                 6.25%        01/01/2012           1,150,000           1,325,374
Grand River Dam Authority Oklahoma AMBAC                        5.50%        06/01/2013             385,000             418,206
Greater Detroit MI Resource Recovery AMBAC                      6.25%        12/13/2007             400,000             455,500
Henderson, Nevada FGIC                                          5.00%        09/01/2016           1,000,000           1,001,250
Hot Springs AK Sales & Use Tax FSA                              4.95%        12/01/2008             175,000             176,531
Illinois Health Facilities Authority Revenue Asset Guaranty     6.25%        05/01/2011           1,300,000           1,376,374
Intercommunity HFA ACA                                          5.00%        11/01/2005           2,020,000           2,093,224
Jefferson County OH Asset Guaranty                              6.63%        12/01/2005             285,000             313,144
Long Island NY Power MBIA                                       5.00%        04/01/2011           1,000,000           1,040,000
Nassau County NY FGIC                                           6.00%        07/01/2010              25,000              28,188
NC Eastern Municipal Power Agency ACA                           6.00%        01/01/2006           1,000,000           1,082,500
New York Dormitory Authority AMBAC                              4.40%        08/01/2013             500,000             504,375
New York Dormitory Authority AMBAC                              5.25%        07/01/2008           1,890,000           2,015,212
New York Dormitory Authority Asset Guaranty                     5.25%        07/01/2005           1,000,000           1,052,500
New York Methodist Hospital AMBAC                               5.00%        07/01/2008           1,000,000           1,047,500
Oklahoma IDA Baptist Med Center AMBAC                           7.00%        08/15/2006             500,000             587,500
Orange County CA Recovery MBIA                                  5.80%        07/01/2016             400,000             437,500
Palm Beach County FL Solid Waste AMBAC                          6.00%        10/01/2009              60,000              68,550
Palm Beach County FL Solid Waste AMBAC                          6.00%        10/01/2009             440,000             499,400
Philadelphia PA AMBAC                                           5.13%        02/01/2008           1,050,000           1,111,688
Tampa FL Health MBIA                                            5.50%        11/15/2012           1,000,000           1,093,750
Teton County WY St John Hospital ACA                            5.00%        12/01/2004             535,000             554,394
Tucson AZ COP Asset Guaranty                                    6.00%        07/01/2004             500,000             541,875
Washington DC Convent Center Authority AMBAC                    5.25%        10/01/2014           1,000,000           1,038,750
Washington HCFA MBIA                                            5.00%        08/15/2018             700,000             684,250

                                                                                                               -----------------
Total Insured Bonds (Cost $26,357,886)                                                                               26,822,530
                                                                                                               -----------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                   Standish Intermediate Tax Exempt Bond Fund

              Schedule of Investments - March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                    Par              Value
Security                                                      Rate          Maturity               Value           (Note 1A)
---------------------------------------------------------------------------------------------------------------------------------

Lease Revenue -- 6.9%
Battery Park NY Authority Junior Lien                           5.20%        11/01/2023             315,000             316,969
New York Dormitory Authority                                    6.00%        07/01/2006             500,000             551,250
New York Dormitory Authority                                    5.50%        02/15/2005        $  1,000,000    $      1,063,750
New York State Urban Development Corp.                          5.00%        01/01/2005           1,155,000           1,199,756
New York Urban Development Corp.                                6.25%        04/01/2002             500,000             532,500
New York Urban Development Corp.                                6.00%        01/01/2004             750,000             810,000
NY Metropolitan Transportation Authority                        5.75%        07/01/2015             500,000             526,250
Ohio State Building Authority                                   5.13%        10/01/2007           1,000,000           1,057,500

                                                                                                               -----------------
Total Lease Revenue (Cost $5,862,617)                                                                                 6,057,975
                                                                                                               -----------------

LOC GIC -- 1.6%
Michigan Housing Authority LOC:  Sumitomo Bank                  5.50%        06/01/2018             535,000             537,006
New York Dormitory Authority LOC:  Fleet Bank                   5.50%        07/01/2003             500,000             523,750
Northborough MA IFA LOC:  Bank of Boston                        5.75%        09/01/2002             315,000             317,095

                                                                                                               -----------------
Total LOC GIC (Cost $1,357,818)                                                                                       1,377,851
                                                                                                               -----------------

PreRefunded -- 2.6%
Cincinnati OH Public Schools                                    6.15%        06/15/2002             600,000             636,750
District of Columbia                                            5.80%        06/01/2004              40,000              43,250
Mashantucket CT Western Pequot                                  6.50%        09/01/2005             995,000           1,126,838
Texas State Turnpike                                            2.63%        01/01/2020             400,000             513,000

                                                                                                               -----------------
Total PreRefunded (Cost $2,216,000)                                                                                   2,319,838
                                                                                                               -----------------

Revenue Bonds -- 17.1%
Camden NJ Cooper Hospitals                                      5.60%        02/15/2007             240,000             203,700
District of Columbia Medlantic Hospital                         7.00%        08/15/2005             500,000             539,375
Florida State Mid-Bay Bridge Authority                          4.00%        10/01/2022           1,000,000           1,026,250
Foothills CA Transportation Agency                              0.00%        01/01/2007             500,000             397,500
Illinois Educational Facilities Authority Revenues
     University of Chicago                                      5.00%        07/01/2008             685,000             721,819
Illinois HEFA Northwestern University                           5.05%        11/01/2032             500,000             523,750
MA DFA Williston School                                         6.00%        10/01/2013             300,000             299,625
Mass IFA Berkshire Retirement Development                       5.13%        07/01/2018             500,000             505,170
Mass IFA Loomis Project                                         6.50%        07/01/2002             250,000             256,338
Mass IFA Resource Recovery                                      6.15%        07/01/2002             700,000             735,000
Met Govt Nashville & Davidson TN Vanderbilt                     6.00%        05/01/2008             610,000             683,963
Met Govt Nashville TN Charity                                   5.00%        11/01/2007           1,000,000           1,038,750
Montana Student Assistance Corp.                                5.95%        12/01/2012             230,000             235,175
New Hampshire HEFA Monadnock Hospital                           5.25%        10/01/2007             550,000             557,563
New York Med Center Long Island FHA                             6.40%        08/15/2014             455,000             497,088
New York Med Center Mt. Sinai FHA                               5.95%        08/15/2009             160,000             168,600
New York Med Center St. Luke's FHA                              5.60%        08/15/2013             450,000             468,563
NH Education Authority Brewster Acadamy                         5.40%        06/01/2001             305,000             313,006
NH HEFA Nashua Hospital                                         6.25%        10/01/2008             750,000             804,375
Philadelphia PA HEFA Jefferson Health                           5.50%        05/15/2006           1,000,000           1,072,500
Port Jervis NY IDA                                              5.25%        11/01/2006             100,000             104,000
Scranton PA Allied Rehabilitation                               7.12%        07/15/2005             500,000             543,750

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                   Standish Intermediate Tax Exempt Bond Fund

              Schedule of Investments - March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                    Par              Value
Security                                                      Rate          Maturity               Value           (Note 1A)
---------------------------------------------------------------------------------------------------------------------------------

Revenue Bonds (continued)
Scranton-Lackawanna PA Health                                   6.60%        07/15/2000             200,000             203,250
Stanislaus CA Ogden                                             7.63%        01/01/2010             375,000             391,594
Tyler TX Health Facilities Development Corp.                    5.25%        07/01/2001             835,000             854,831
Utah Student Loan AMBAC                                         7.45%        11/01/2008             500,000             533,125
Volusia FL HEFA -  Embry Riddle University                      5.50%        10/15/2004             320,000             335,200
Wisconsin State Transportation                                  5.00%        07/01/2008        $  1,000,000    $      1,048,750
Wisconsin State Transportation                                  5.50%        07/01/2010              15,000              16,200

                                                                                                               -----------------
Total Revenue Bonds (Cost $14,603,085)                                                                               15,078,810
                                                                                                               -----------------

Special Revenues -- 3.5%
Castle Rock CO Import Authority                                 5.75%        12/01/2001             500,000             523,125
District of Columbia Redevelopment Agency                       5.63%        11/01/2010             340,000             351,475
Long Beach CA Aquarium                                          5.75%        07/01/2005             200,000             215,500
Los Angeles CA Community Redevelopment                          5.00%        11/15/2000             500,000             510,625
Met Peoria IL                                                   6.25%        07/01/2017             300,000             327,750
Municipal Assistance Corp. NY NC '07                            6.25%        07/01/2008           1,000,000           1,143,750

                                                                                                               -----------------
Total Special Revenues (Cost $2,982,050)                                                                              3,072,225
                                                                                                               -----------------

TOTAL BONDS (COST $83,741,620)                                                                                       85,485,950
                                                                                                               -----------------

SHORT-TERM INVESTMENTS -- 2.3%

Short Term Bonds -- 2.3%
Long Island Power Authority                                     3.00%        05/01/2033+            800,000             800,000
New York Energy Research & Development                          2.90%        06/01/2029+            400,000             400,000
California Statewide Communities                                2.95%        04/01/2028+            500,000             500,000
Mass HEFA Daily GS MBIA LOC Suisse                              3.00%        07/01/2005+            100,000             100,000
Orange County CA Water Dist                                     2.95%        08/15/2015+            200,000             200,000
                                                                                                               -----------------

Total Short Term Bonds (Cost $2,000,000)                                                                              2,000,000
                                                                                                               -----------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,000,000)                                                                        2,000,000
                                                                                                               -----------------

TOTAL INVESTMENTS -- 99.3% (COST $85,741,620)                                                                  $     87,485,950

Other Assets, Less Liabilities -- 0.7%                                                                                  583,848
                                                                                                               -----------------

NET ASSETS -- 100%                                                                                             $     88,069,798
                                                                                                               =================

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                   Standish Intermediate Tax Exempt Bond Fund

              Schedule of Investments - March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Notes to the Schedule of Investments:

ACA - American Capital Access Corp.
AMBAC - American Municipal Bond Assurance Corp.
COP - Certification of Participation
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Authority
FNMA - Federal National Mortgage Association
FSA - Financial Security Association
GIC - Guaranteed Investment Contract
HEFA - Health & Educational Facilities Authority
HFA - Housing Finance Authority
IFA - Industrial Finance Authority
LOC - Letter of Credit
MBIA - Municipal Bond Insurance Association

+ Date shown reflects actual maturity date. Security puttable on a daily or weekly basis.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                  Standish Small Cap Tax-Sensitive Equity Fund

              Schedule of Investments - March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                          Value
Security                                                                              Shares            (Note 1A)
-----------------------------------------------------------------------------------------------------------------------

EQUITIES -- 95.9%

Capital Goods -- 4.6%
Aviation Sales Co.*                                                                    26,700        $     1,188,150
Eagle USA Airfreight, Inc.*                                                            46,000              1,495,000
Heico Corp.                                                                            30,200                724,800
Kellstrom Industries, Inc.*                                                            49,900                792,163
Kroll-Ogara Co.*                                                                       44,000              1,193,500
                                                                                                     ----------------
                                                                                                           5,393,613
                                                                                                     ----------------

Consumer Stable -- 1.5%
United Natural Foods, Inc.*                                                            77,400              1,809,225
                                                                                                     ----------------

Early Cyclical -- 3.5%
Excelsior-Henderson Motorcycle*                                                       134,900              1,045,475
Forward Air Corp.*                                                                     81,600              1,071,000
Safeguard Scientifics, Inc.*                                                            8,900                603,531
Skywest Inc.                                                                           51,200              1,478,400
                                                                                                     ----------------
                                                                                                           4,198,406
                                                                                                     ----------------

Energy -- 1.6%
Cal Dive International, Inc.*                                                          44,300                924,763
Cooper Cameron Corp.*                                                                  28,500                965,438
                                                                                                     ----------------
                                                                                                           1,890,201
                                                                                                     ----------------

Financial -- 4.3%
FPIC Insurance Group, Inc.*                                                            37,500              1,556,250
Realty Information Group, Inc.*                                                        43,000              1,257,750
Telebanc Financial Corp.*                                                              20,600              1,642,850
Wintrust Financial Corp.*                                                              38,000                665,000
                                                                                                     ----------------
                                                                                                           5,121,850
                                                                                                     ----------------

Growth Cyclical -- 5.2%
Cinar Corp.*                                                                           85,800              1,973,400
Coach USA, Inc.*                                                                       60,800              1,672,000
Steiner Leisure Ltd.*                                                                  37,025              1,138,519
Wet Seal, Inc., Class A*                                                               38,800              1,430,750
                                                                                                     ----------------
                                                                                                           6,214,669
                                                                                                     ----------------

Health Care -- 19.9%
Alkermes, Inc.*                                                                        46,000              1,253,500
Brookdale Living Communities, Inc.*                                                    71,200              1,228,200
Chirex, Inc.*                                                                          79,200              1,940,400
Closure Medical Corp.*                                                                 37,800              1,436,400
Coulter Pharmaceutical, Inc.*                                                          48,300              1,050,525

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                  Standish Small Cap Tax-Sensitive Equity Fund

              Schedule of Investments - March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                          Value
Security                                                                              Shares            (Note 1A)
-----------------------------------------------------------------------------------------------------------------------

Health Care (continued)
Cytyc Corp.*                                                                           63,800        $       885,225
Emisphere Technologies, Inc.*                                                          69,300                623,700
Henry Schein, Inc.*                                                                    56,900              1,436,725
Ilex Oncology Inc.*                                                                   108,300              1,103,306
Impath, Inc.*                                                                          31,300                766,850
Inhale Therapeutic Systems*                                                            54,700              1,483,738
Ligand Pharmaceuticals, Class B*                                                       48,200                394,638
Medimmune, Inc.*                                                                       32,800              1,941,350
Medquist, Inc.*                                                                        15,200                456,000
Novoste Corp.*                                                                         61,500              1,476,000
Parexel International Corp.*                                                           63,500              1,313,656
Pharmaceutical Product Development*                                                    19,000                637,688
Pharmacyclics, Inc.*                                                                   44,700                737,550
Sepracor, Inc.*                                                                        11,500              1,290,875
Transkaryotic Therapies, Inc.*                                                         45,100              1,431,925
Vical, Inc.*                                                                           78,400                803,600
                                                                                                     ----------------
                                                                                                          23,691,851
                                                                                                     ----------------

Other -- 2.6%
Nasdaq-100 Shares*                                                                     20,700              2,173,500
S&P 400 Mid-Cap Depository Receipt                                                     13,700                941,019
                                                                                                     ----------------
                                                                                                           3,114,519
                                                                                                     ----------------

Services -- 26.3%
Abacus Direct Corp.*                                                                   23,900              1,959,800
AboveNet Communications, Inc*                                                          25,100              3,284,963
Automobile Protection Corp.*                                                           53,600                428,800
Bright Horizons, Inc.*                                                                 50,100              1,095,938
Central Parking Corp.                                                                  41,975              1,448,138
Charles River Associates, Inc.*                                                        32,800                791,300
CN Maximus, Inc.*                                                                      32,900                958,213
Concentric Network Corp.*                                                              17,800              1,330,550
Devry, Inc.*                                                                           72,300              2,096,700
Diamond Tech Partners, Inc.*                                                           29,000                668,813
Doubleclick, Inc.*                                                                      9,100              1,656,769
Exodus Communications, Inc.*                                                            7,400                995,300
F.Y.I., Inc.*                                                                          33,700              1,078,400
First Consulting Group, Inc.*                                                         120,900              1,345,013
Gray Communications Systems, Class B                                                   21,750                290,906
Heftel Broadcasting Corp., Class A*                                                    30,500              1,322,938
Metro Networks, Inc.*                                                                  33,200              1,826,000

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                  Standish Small Cap Tax-Sensitive Equity Fund

              Schedule of Investments - March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                          Value
Security                                                                              Shares            (Note 1A)
-----------------------------------------------------------------------------------------------------------------------

Services (continued)
Metzler Group, Inc.*                                                                   19,550        $       613,381
On Assignment, Inc.*                                                                   33,700                863,563
Paxson Communications Corp.*                                                          117,200              1,003,525
Saga Communications Inc., Class A*                                                     78,900              1,410,338
Scandinavian Broadcast Systems*                                                        99,100              3,183,588
Superior Consultant Holdings*                                                          18,500                631,313
Valley Media, Inc.*                                                                    13,300                302,564
Wilmar Industries, Inc.*                                                               51,500                762,844
                                                                                                     ----------------
                                                                                                          31,349,657
                                                                                                     ----------------
Technology -- 26.4%
Applied Micro Circuits Corp.*                                                          30,800              1,316,700
ATMI, Inc.*                                                                            79,600              1,592,000
Bea Systems, Inc.*                                                                     50,500                789,063
Best Software, Inc.*                                                                   49,200                664,200
C-Net, Inc.*                                                                           15,600              1,437,150
CMG Information Services, Inc.*                                                         2,600                475,963
Digital River, Inc.*                                                                   19,700                788,000
Earthweb Inc.*                                                                         13,700                750,931
Entrust Technologies, Inc.*                                                            42,400              1,431,000
Infoseek Corp.*                                                                        11,000                814,000
Infospace.com, Inc.*                                                                   18,300              1,620,694
IVillage Inc.*                                                                          3,700                371,850
Landmark Systems Corp.*                                                                49,800                451,313
Level One Communications, Inc.*                                                        34,125              1,659,328
Miningco.com, Inc.*                                                                     3,900                349,050
National Computer System, Inc.                                                         31,600                774,200
Neon Systems*                                                                           6,000                330,000
New Era Of Networks, Inc.                                                              23,600              1,598,900
Pervasive Software, Inc.*                                                              65,700              1,174,388
Photronics, Inc.*                                                                      83,600              1,557,050
PRI Automation, Inc.*                                                                  53,700              1,127,700
Priceline.com Inc.*                                                                     1,200                 99,450
Qlogic Corp.*                                                                          29,300              1,966,763
Rowecom Inc.*                                                                          48,100              2,098,363
SBS Technologies, Inc.*                                                                20,100                361,800
Security First Technologies*                                                           14,300              1,051,050
Semtech Corp.*                                                                         30,000                956,250
TSI International Software Ltd.*                                                       21,900              1,068,994
Verisign, Inc.*                                                                        10,900              1,678,600
VerticalNet, Inc.*                                                                     10,600              1,101,075
                                                                                                     ----------------
                                                                                                          31,455,825
                                                                                                     ----------------
TOTAL EQUITIES (COST $90,351,544)                                                                        114,239,816
                                                                                                     ----------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                  Standish Small Cap Tax-Sensitive Equity Fund

              Schedule of Investments - March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                          Par             Value
Security                                                  Rate            Maturity        Value         (Note 1A)
-----------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 4.2%

Repurchase Agreements -- 3.9%
Prudential-Bache Repurchase Agreement, dated
3/31/99, due 4/1/99, with a maturity value of
$4,684,299 and an effective yield of 4.15%,
collateralized by a U.S. Government Agency
Obligation with a rate of 5.941%, a maturity
date of 4/01/22 and a market value of $4,777,782.                                                    $     4,683,759
                                                                                                     ----------------

Total Repurchase Agreements (Cost $4,683,759)                                                              4,683,759
                                                                                                     ----------------

U.S. Government Agency -- 0.3%
FHLMC Discount Note+                                      0.00%           6/24/99          350,000           346,080
                                                                                                     ----------------

Total U.S. Government Agency (Cost $346,113)                                                                 346,080
                                                                                                     ----------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,029,872)                                                             5,029,839
                                                                                                     ----------------

TOTAL INVESTMENTS -- 100.1% (COST $95,381,416)                                                       $   119,269,655

Other Assets, Less Liabilities -- (0.1)%                                                                    (144,864)
                                                                                                     ----------------

NET ASSETS -- 100%                                                                                   $   119,124,791
                                                                                                     ================

Notes to the Schedule of Investments:
FHLMC - Federal Loan Mortgage Corp.

*  Non-income producing security.

+ Denotes all or part of security pledged as collateral to cover margin requirements on open financial futures contracts (Note 7).

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish Tax-Sensitive Equity Fund

              Schedule of Investments - March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Value
Security                                                                                Shares           (Note 1A)
-----------------------------------------------------------------------------------------------------------------------

EQUITIES -- 98.5%

Capital Goods -- 10.2%
Crane Co.                                                                               35,937         $     869,226
Ingersoll Rand Co.                                                                      17,000               843,625
Kaydon Corp.                                                                            27,000               781,313
United Technologies Corp.                                                               12,400             1,679,424
                                                                                                       --------------
                                                                                                           4,173,588
                                                                                                       --------------

Consumer Stable -- 14.2%
Fort James Corp.                                                                        23,000               728,813
Kroger Co.*                                                                             20,000             1,197,499
Owens Illinois*                                                                         27,000               675,000
Rexall Sundown Inc.*                                                                    40,000               767,500
Richfood Holdings, Inc.                                                                 34,100               735,281
Stewart Enterprises, Inc., Class A                                                      58,000               931,625
Universal Foods Corp.                                                                   36,000               742,500
                                                                                                       --------------
                                                                                                           5,778,218
                                                                                                       --------------

Early Cyclical -- 3.0%
Clayton Homes, Inc.                                                                     76,250               843,516
Leggett & Platt, Inc.                                                                   18,000               360,000
                                                                                                       --------------
                                                                                                           1,203,516
                                                                                                       --------------

Energy -- 5.9%
BP Amoco PLC ADR                                                                         9,363               945,078
Mobil Corp.                                                                              9,800               862,400
Texaco Inc.                                                                             10,300               584,525
                                                                                                       --------------
                                                                                                           2,392,003
                                                                                                       --------------

Financial -- 18.9%
Ace Limited                                                                             19,900               620,631
AMBAC Inc.                                                                              12,800               691,200
Chase Manhattan Corp.                                                                    9,000               731,813
Citigroup, Inc.                                                                         10,000               638,750
Conseco, Inc.                                                                           33,370             1,030,298
Delphi Financial Group, Inc., Class A*                                                  20,226               685,156
Enhance Financial Service Group Inc.                                                    17,000               386,750
Federal National Mortgage Association                                                    8,500               588,625
Morgan Stanley Dean Witter                                                               5,800               579,638
Provident Companies Inc.                                                                23,000               794,938
Reliastar Financial Corp.                                                               22,500               959,062
                                                                                                       --------------
                                                                                                           7,706,861
                                                                                                       --------------

Growth Cyclical -- 9.5%
Carnival Corp.                                                                          15,000               728,438
Costco Companies, Inc.*                                                                  4,000               366,250
G Tech Holdings Corp.*                                                                  12,500               304,688

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish Tax-Sensitive Equity Fund

              Schedule of Investments - March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                           Value
Security                                                                                Shares           (Note 1A)
-----------------------------------------------------------------------------------------------------------------------

Growth Cyclical (continued)
International Game Technology                                                           41,000         $     597,063
Jones Apparel Group, Inc.*                                                              16,400               458,175
Pier 1 Imports, Inc.                                                                    48,138               391,117
Ross Stores, Inc.                                                                        9,500               416,219
Tommy Hilfiger Corp.*                                                                    8,900               612,988
                                                                                                       --------------
                                                                                                           3,874,938
                                                                                                       --------------

Health Care -- 10.1%
Amgen, Inc.*                                                                            27,000             2,021,624
Bristol-Myers Squibb, Inc.                                                               6,600               424,463
Medtronics, Inc.                                                                         4,955               355,521
Schering-Plough Corp.                                                                    9,600               531,000
Steris Corp.*                                                                            9,000               239,625
Watson Pharmaceutical, Inc.*                                                            12,000               529,500
                                                                                                       --------------
                                                                                                           4,101,733
                                                                                                       --------------

Real Estate -- 2.2%
Equity Office Properties, REIT                                                           7,075               179,970
General Growth Properties, REIT                                                          7,400               240,038
Prentiss Properties Trust, REIT                                                          9,400               175,075
Starwood Hotels and Resorts, REIT                                                       10,600               302,763
                                                                                                       --------------
                                                                                                             897,846
                                                                                                       --------------

Services -- 8.6%
Bell Atlantic Corp.                                                                     10,000               516,875
Ceridian Corp.*                                                                         10,600               387,563
Interim Services, Inc.*                                                                 45,400               681,000
Shared Medical Systems Corp.                                                            17,100               952,255
Xerox Corp.                                                                             18,400               982,099
                                                                                                       --------------
                                                                                                           3,519,792
                                                                                                       --------------

Technology -- 15.9%
American Power Conversion Corp.*                                                        32,000               864,000
BMC Software, Inc.*                                                                     25,000               926,563
Computer Associates International, Inc.                                                 23,450               833,941
Diebold, Inc.                                                                           30,000               720,000
Intel Corp.                                                                              3,000               357,375
Sci Sys, Inc.*                                                                          27,000               799,875
Sun Microsystems, Inc.*                                                                 15,700             1,961,518
                                                                                                       --------------
                                                                                                           6,463,272
                                                                                                       --------------

TOTAL EQUITIES (COST $35,018,492)                                                                         40,111,767
                                                                                                       --------------

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust
                       Standish Tax-Sensitive Equity Fund

              Schedule of Investments - March 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                            Value
Security                                                                                                  (Note 1A)
-----------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.5%

Repurchase Agreements -- 1.5%
Prudential-Bache Repurchase Agreement, dated 3/31/99, due 4/1/99, with a maturity value of $584,325 and an effective yield of 4.15%, collateralized by a
U.S. Government Agency Obligation with a rate of 5.25%, a maturity date of 1/15/03
and a market value of $605,836.                                                                        $     584,257
                                                                                                       --------------

Total Repurchase Agreements (Cost $584,257)                                                                  584,257
                                                                                                       --------------

TOTAL SHORT-TERM INVESTMENTS (COST $584,257)                                                                 584,257
                                                                                                       --------------

TOTAL INVESTMENTS-- 100.0% (COST $35,602,749)                                                          $  40,696,024

Other Assets, Less Liabilities-- 0.1%                                                                         19,886
                                                                                                       --------------

NET ASSETS-- 100%                                                                                      $  40,715,910
                                                                                                       ==============

Notes to the Schedule of Investments:

REIT - Real Estate Investment Trust

* Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

                     Standish, Ayer & Wood Investment Trust

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(1)      Significant Accounting Policies:

         Standish, Ayer & Wood Investment Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. Standish Massachusetts Intermediate Tax Exempt Bond Fund (Massachusetts Intermediate Tax Exempt Bond Fund) is a separate non-diversified investment series of the Trust. Standish Intermediate Tax Exempt Bond Fund (Intermediate Tax Exempt Bond Fund), Standish Small Cap Tax-Sensitive Equity Fund (Small Cap Tax-Sensitive Equity
         Fund) and Standish Tax-Sensitive Equity Fund (Tax Sensitive Equity
         Fund) are separate diversified investment series of the Trust (together with the Massachusetts Intermediate Tax Exempt Bond Fund, individually a "Fund" and collectively, the "Funds").

         The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         A. Investment security valuations

         Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable fixed income obligations, if any, for which price quotations are readily available are normally valued at the last sales prices on the exchange or market on which they are primarily traded, or if not listed or no sale, at the last quoted bid prices. Equity securities for which quotations are readily available are valued at the last sale price or if no sale, at the closing bid prices in the principal market in which such securities are normally traded. Securities (including restricted securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.

         Short-term instruments with less than sixty-one days remaining to maturity when acquired by the Funds are valued at amortized cost. If a Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized cost based upon the value on such date unless the trustees determine during such sixty-day period that amortized cost does not represent fair value.

         B. Repurchase agreements

         It is the policy of each Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by each Fund to monitor on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

         C. Securities transactions and income

         Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Realized gains and losses from securities sold are recorded on the identified cost basis.

         D. Federal taxes

         As qualified regulated investment companies under Subchapter M of the Internal Revenue Code, the Funds are not subject to income taxes to the extent that each Fund distributes all of its taxable income for its fiscal year. Dividends paid by the Massachusetts Intermediate Tax Exempt Bond Fund and the Intermediate Tax Exempt Bond Fund (collectively the "Bond Funds") from net interest earned on tax-exempt municipal bonds are not includable by shareholders as gross income for Federal income tax purposes because the Bond Funds intend to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Bond Funds to pay exempt-interest dividends. At March 31, 1999, the following Funds, for federal income tax purposes, had capital loss carryovers as follows:

                     Standish, Ayer & Wood Investment Trust

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

                                                           Expiration Date September 30,
                                            -----------------------------------------------------------

                                               2002        2003         2004        2005         2006        Total
                                            ----------- -----------  ----------  ----------  -----------  -----------

         Massachusetts Intermediate Tax
              Exempt Bond Fund               $97,598     $178,890      ----         ----        ----       $ 276,488

         Tax-Sensitive Equity Fund             ----        ----       $2,179      $95,353       ----       $  97,532

         Small Cap Tax-Sensitive Equity
              Fund                             ----        ----        ----         ----      $152,611     $ 152,611

         Such carryovers will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income tax.

         The Small Cap Tax Sensitive Equity Fund and the Tax Sensitive Equity Fund elected to defer to their fiscal year ending September 30, 1999 losses of $969,482 and $728,903, respectively, recognized during the period from November 1, 1997 to September 30, 1998.

         E. Deferred organization expense

         Costs associated with the organization and initial registration of the Small Cap Tax-Sensitive Equity Fund and Tax-Sensitive Equity Fund are being amortized, on a straight-line basis, through December, 2000.

(2)      Distributions to Shareholders:

         Distributions on shares of the Bond Funds are declared daily from net investment income and distributed monthly. Dividends from net investment income, if any, will be distributed at least annually for the Small Cap Tax-Sensitive Equity Fund and the Tax-Sensitive Equity Fund. Distributions on capital gains, if any, will be distributed annually by all of the Funds. Distributions from net investment income and capital gains, if any, are automatically reinvested in additional shares of the applicable Fund unless the shareholder elects to receive them in cash. Distributions are recorded on the ex-dividend date.

         Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in capital.

(3)      Investment Advisory Fee:

         The investment advisory fee paid to Standish, Ayer & Wood, Inc. (SA&W) for overall investment advisory and administrative services, and general office facilities, is paid at the following annual rates of each Fund's average daily net assets: 0.40% for the Massachusetts Intermediate Tax Exempt Bond Fund and the Intermediate Tax Exempt Bond Fund, 0.60% for the Small Cap Tax-Sensitive Equity Fund and 0.50% for the Tax-Sensitive Equity Fund. For the six months ended March 31, 1999, SA&W voluntarily agreed to limit the total Fund operating expenses (excluding litigation, indemnification and other extraordinary expenses) to the following percentages of average daily net assets:
         0.65% for the Massachusetts Intermediate Tax Exempt Bond Fund and the Intermediate Tax Exempt Bond Fund; 0.50% for the Tax-Sensitive Equity Fund. For the Small Cap Tax-Sensitive Equity Fund total operating expenses were limited by SA&W to 0.75% of average daily net assets through December 31, 1998; commencing January 1, 1999 total operating expenses were limited to 1.00% of average daily net assets. For the six months ended March 31, 1999, SA&W voluntarily waived $4,082, $13,604 and $64,354 of its advisory fee to the Massachusetts Tax Exempt Bond Fund, Small Cap Tax-Sensitive Equity Fund and Tax-Sensitive Equity Fund, respectively. There was no amount waived for the Intermediate Tax Exempt Bond Fund. These agreements are voluntary and temporary and may be discontinued or revised by SA&W at any time.

                     Standish, Ayer & Wood Investment Trust

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

         The Funds pay no compensation directly to the Trust's Trustees who are affiliated with SA&W or to its officers, all of whom receive remuneration for their services to the Funds from SA&W. Certain of the Trustees and officers of the Trust are directors or officers of SA&W.

(4)      Purchases and Sales of Investments:

         Cost of purchases and proceeds from sales of investments, other than short-term obligations, were as follows:

                                                                Six Months Ended                    Year Ended
                                                                 March 31, 1999                 September 30, 1998
                                                         --------------------------------- --------------------------------

                                                            Purchases          Sales           Purchases          Sales
                                                         ----------------  ---------------  ---------------  ---------------

         Massachusetts Intermediate Tax Exempt Bond Fund     $15,156,051       $9,351,936      $28,223,961      $15,542,356
                                                         ================  ===============  ===============  ===============

         Intermediate Tax Exempt Bond Fund                   $40,960,793      $32,803,354      $84,121,146      $55,019,644
                                                         ================  ===============  ===============  ===============

         Small Cap Tax-Sensitive Equity Fund                 $89,517,767      $74,472,207      $93,341,829      $48,543,729
                                                         ================  ===============  ===============  ===============

         Tax-Sensitive Equity Fund                           $11,823,846       $9,518,110      $31,483,795       $8,153,582
                                                         ================  ===============  ===============  ===============

(5)      Shares of Beneficial Interest:

         The Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest having a par value of one cent per share. Transactions in each Fund's shares were as follows:

                                                                 Six Months Ended             Year Ended
         Massachusetts Intermediate Tax Exempt Bond Fund          March 31, 1999          September 30, 1998
                                                              ------------------------  ------------------------

         Shares sold                                                          454,736                   866,950
         Shares issued to shareholders in
                  payment of distributions declared                            23,125                    38,776

         Shares redeemed                                                     (129,344)                 (257,536)
                                                              ------------------------  ------------------------

         Net increase                                                         348,517                   648,190
                                                              ========================  ========================

         Intermediate Tax Exempt Bond Fund

         Shares sold                                                          963,113                 1,865,702
         Shares issued to shareholders in
                  payment of distributions declared                            66,716                    68,939

         Shares redeemed                                                     (524,153)                 (831,605)
                                                              ------------------------  ------------------------

         Net increase                                                         505,676                 1,103,036
                                                              ========================  ========================

                     Standish, Ayer & Wood Investment Trust

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

                                                                 Six Months Ended             Year Ended
         Small Cap Tax-Sensitive Equity Fund                      March 31, 1999          September 30, 1998
                                                              ------------------------  ------------------------

         Shares Sold                                                          822,279                 1,919,939
         Shares issued to shareholders in
                  payment of distributions declared                                --                     5,771

         Shares redeemed                                                     (179,741)                 (363,050)
                                                              ------------------------  ------------------------

         Net increase                                                         642,538                 1,562,660
                                                              ========================  ========================

         Tax-Sensitive Equity Fund

         Shares Sold                                                          317,112                   706,407
         Shares issued to shareholders in
                  payment of distributions declared                             2,469                     3,722

         Shares redeemed                                                     (206,323)                  (99,734)
                                                              ------------------------  ------------------------

         Net increase                                                         113,258                   610,395
                                                              ========================  ========================

         At March 31, 1999, the Massachusetts Intermediate Tax Exempt Bond Fund had one shareholder of record owning approximately 30% of the Fund's outstanding shares. The Intermediate Tax Exempt Bond Fund had one shareholder of record owning approximately 19% of the Fund's outstanding shares. The Small Cap Tax-Sensitive Equity Fund had two shareholders of record owning approximately 14% and 15%, respectively, of the Fund's outstanding shares. The Tax Sensitive Equity Fund had one shareholder of record owning approximately 43% of the Fund's outstanding shares.

(6)      Federal Income Tax Basis of Investment Securities:

         The cost and unrealized appreciation (depreciation) in value of the investment securities owned at March 31, 1999, as computed on a federal income tax basis, were as follows:

                                                                   Gross             Gross          Net Unrealized
                                                                Unrealized         Unrealized        Appreciation
                                            Aggregate Cost     Appreciation       Depreciation      (Depreciation)
                                           ----------------   --------------     --------------    ----------------

           Massachusetts Intermediate
           Tax Exempt Bond Fund                $56,480,565         $1,687,134          $152,566          $1,534,568

           Intermediate Tax Exempt Bond
           Fund                                $85,741,620         $1,976,665          $232,335          $1,744,330

           Small Cap Tax-Sensitive
           Equity Fund                         $95,381,416        $27,701,289        $3,813,050         $23,888,239

           Tax-Sensitive Equity Fund           $35,602,749         $8,647,626        $3,554,351          $5,093,275

                     Standish, Ayer & Wood Investment Trust

                    Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

(7)      Financial Instruments:

         In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved. The nature, risks and objectives of these investments are set forth more fully in the Fund's Prospectus and Statement of Additional Information.

         Since the Massachusetts Intermediate Tax Exempt Bond Fund may invest a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable general tax-exempt mutual fund.

         The Funds may trade the following financial instruments with off-balance sheet risk:

         Futures contracts

         The Funds may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements, the Funds deposit either in cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, dependent on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by each Fund. There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase a Fund's exposure to the underlying instrument, while selling futures tends to decrease a Fund's exposure to the underlying instrument or hedge other Fund investments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparties do not perform under the contracts terms. The Funds enter into financial futures transactions primarily to manage their exposure to certain markets and to changes in securities prices and, with respect to the Small Cap Tax-Sensitive Equity Fund and the Tax-Sensitive Equity Fund, to changes in foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts.

         At March 31, 1999, the Small Cap Tax-Sensitive Equity Fund held the following futures contracts:.

                                                                                Underlying
                                                             Expiration       Face/amount at           Unrealized
                     Contract                 Position          Date               value               Gain/(Loss)
          -------------------------------     ---------     -------------     ----------------     --------------------
          S&P Mid Cap 400 (34 contracts)        Long          6/18/99           $ 6,261,100             $ 58,910
                                                                                                   --------------------
                                                                                                        $ 58,910
                                                                                                   ====================

         At March 31, 1999, the Small Cap Tax-Sensitive Equity Fund had segregated sufficient cash and/or securities to cover margin requirements on open future contracts.

         At March 31, 1999, the Massachusetts Intermediate Tax Exempt Bond Fund, the Intermediate Tax Exempt Bond Fund and the Tax-Sensitive Equity Fund had no open futures contracts.

                     Standish, Ayer & Wood Investment Trust

--------------------------------------------------------------------------------


                                       40